SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Schedule of segment information

	For the year ended December 31, 2021
	Xiaomi	Self-branded
	wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	3,340,857	2,909,252	6,250,109
Cost of revenues	2,754,086	2,190,381	4,944,467
Gross Profit	586,771	718,871	1,305,642

	For the year ended December 31, 2022
	Xiaomi	Self-branded
	wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	1,697,053	2,445,809	4,142,862
Cost of revenues	1,394,460	1,945,286	3,339,746
Gross Profit	302,593	500,523	803,116

18. SEGMENT INFORMATION – CONTINUED

	For the year ended December 31, 2023
	Xiaomi	Self-branded
	wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	644,879	1,850,443	2,495,322
Cost of revenues	576,130	1,261,413	1,837,543
Gross Profit	68,749	589,030	657,779